Investments (Net Unrealized Gains And Losses On Available-For-Sale Investment Securities Reflected As A Separate Component Of Accumulated Other Comprehensive Income (Loss)) (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Components of Net Unrealized Investment Gains Losses Included in Accumulated Other Comprehensive Income Loss [Line Items]
Adjustments to DAC, PVFP, sales inducements and benefit reserves	$ (1,303)	$ (553)	$ 127
Income taxes, net	(840)	25	761
Net unrealized investment gains (losses) including noncontrolling interests	1,574	(30)	(1,366)
Less: net unrealized investment gains (losses) attributable to noncontrolling interests	89	50	39
Net unrealized investment gains (losses)	1,485	(80)	(1,405)	(4,087)
Net Unrealized Gains (Losses) On Investment Securities
Components of Net Unrealized Investment Gains Losses Included in Accumulated Other Comprehensive Income Loss [Line Items]
Fixed maturity securities	3,742	511	(2,245)
Equity securities	5	9	20
Other invested assets	(30)	(22)	(29)
Subtotal	$ 3,717	$ 498	$ (2,254)